SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value of options granted	$ 35.94
Share repurchase program				$ 100,000
Ordinary share repurchased, shares	252,983
Ordinary share repurchased	$ 21,528
Total intrinsic value of options outstanding	11,302	$ 15,271
Total intrinsic value of options exercisable at year-end	10,857	12,956
Total intrinsic value of options exercised	$ 11,149	$ 14,523	$ 18,571
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Unrecognized compensation cost related to non-vested employee options	$ 21
Unrecognized compensation cost, recognition period	4 years
Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options contractual term	10 years
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Unrecognized compensation cost related to unvested restricted shares	$ 38,107
Total intrinsic value of RSU's vested	$ 22,649	$ 16,907	$ 17,341
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member] | 25% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%
Restricted Stock Units (RSUs) [Member] | Share Based Compensation Award Tranche Four [Member] | 33% on each of anniversaries of the grant date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	33.00%